UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6277

U.S. Treasury Reserves Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-625-4554

Date of fiscal year end: August 31
Date of reporting period: May 31, 2005

ITEM 1.           SCHEDULE OF INVESTMENTS

U.S. TREASURY RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2005

U.S. TREASURY RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2005

FACE
AMOUNT	SECURITY	VALUE

U.S. Government & Agency Obligations — 100.0%
U.S. Government Obligations — 100.0%
	U.S. Treasury Bills:
$ 32,788,000	2.680% due 6/2/05	$32,785,559
3,788,000	2.703% due 6/9/05	3,785,725
50,000,000	2.705% due 6/9/05	49,969,944
50,000,000	2.720% due 6/9/05	49,969,778
38,684,000	2.545% due 6/16/05	38,642,979
19,877,000	2.595% due 6/16/05	19,855,508
49,980,000	2.625% due 6/16/05	49,925,334
25,100,000	2.720% due 6/16/05	25,071,553
18,847,000	2.745% due 6/16/05	18,825,444
16,594,000	2.750% due 6/16/05	16,574,986
10,711,000	2.690% due 6/23/05	10,693,392
112,448,000	2.725% due 6/23/05	112,245,967
150,000,000	2.730% due 6/23/05	149,749,750
25,000,000	2.735% due 6/23/05	24,958,215
19,520,000	2.745% due 6/23/05	19,487,255
20,277,000	2.710% due 6/30/05	20,232,734
50,000,000	2.760% due 6/30/05	49,888,833
25,000,000	2.770% due 6/30/05	24,944,215
2,154,000	2.700% due 7/7/05	2,148,184
50,000,000	2.715% due 7/7/05	49,864,250
50,000,000	2.740% due 7/7/05	49,863,000
32,964,000	2.575% due 7/14/05	32,862,613
4,367,000	2.705% due 7/14/05	4,352,734
50,000,000	2.845% due 7/21/05	49,802,431
75,000,000	2.805% due 8/4/05	74,626,000
25,000,000	2.703% due 8/11/05	24,866,752
60,000,000	2.765% due 8/11/05	59,672,808
50,000,000	2.810% due 8/11/05	49,722,903
15,654,000	2.820% due 8/11/05	15,566,938
50,000,000	2.835% due 8/11/05	49,720,438
50,000,000	2.760% due 8/18/05	49,701,000
32,726,000	2.805% due 8/18/05	32,527,108
15,000,000	2.820% due 8/18/05	14,908,350
50,000,000	2.880% due 8/25/05	49,660,000
50,000,000	2.935% due 9/8/05	49,596,438
50,000,000	3.000% due 9/15/05	49,558,333
50,000,000	3.015% due 9/22/05	49,526,813
25,000,000	3.070% due 10/13/05	24,714,319

	TOTAL INVESTMENTS — 100.0% (Cost — $1,500,868,583#)	1,500,868,583
	Other Assets in Excess of Liabilities — 0.0%	34,324

	TOTAL NET ASSETS — 100.0%	$1,500,902,907

#      Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

b) Security Transactions. Security Transactions are accounted for on a trade date basis.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Treasury Reserves Portfolio

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 29, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: July 29, 2005